Inventory - Inventory (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
Finished goods	$ 457,437	$ 107,559
Work in process		3,061
Raw Materials	297,358	260,348
Inventory Total	$ 754,796	$ 370,968